BUSINESS SEGMENTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product sales	$ 42,638,117	$ 52,469,229	$ 39,630,752	[1]
PRC [Member]
Product sales	34,002,646	44,615,729	34,478,754
Others [Member]
Product sales	$ 8,635,471	$ 7,853,500	$ 5,151,998

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").